The Company and Nature of Operations (Information of Subsidiaries and VIEs) (Tables)	12 Months Ended
Dec. 31, 2018
THE COMPANY AND NATURE OF OPERATIONS [Abstract]
Information of all subsidiaries and VIEs

Name of Entity	Date of Incorporation/acquisition	Place of Incorporation/ Acquisition	Effective Interest held

Subsidiaries:

For Sohu’s Business:

Sohu.com (Hong Kong) Limited (“Sohu Hong Kong”)	Incorporated on April 19, 2000	Hong Kong	100%
Beijing Sohu New Era Information Technology Co., Ltd. (“Sohu Era”)	Incorporated on July 25, 2003	People’s Republic of China	100%
All Honest International Limited (“All Honest”)	Incorporated on October 8, 2003	British Virgin Islands	100%
Sohu.com (Search) Limited (“Sohu Search”)	Incorporated on October 28, 2005	Cayman Islands	100%
Beijing Sohu New Media Information Technology Co., Ltd. (“Sohu Media”)	Incorporated on June 19, 2006	People’s Republic of China	100%

Sohu.com (Game) Limited (“Sohu Game”)	Incorporated on February 11, 2008	Cayman Islands	100%
Beijing Sohu New Momentum Information Technology Co., Ltd. (“Sohu New Momentum”)	Incorporated on May 31, 2010	People’s Republic of China	100%
Fox Video Investment Holding Limited (“Video Investment”)	Incorporated on July 25, 2011	Cayman Islands	100%
Fox Video Limited (“Sohu Video”)	Incorporated on July 26, 2011	Cayman Islands	100%
Fox Video (HK) Limited (“Video HK”)	Incorporated on September 30, 2011	Hong Kong	100%
Fox Information Technology (Tianjin) Limited (“Video Tianjin”)	Incorporated on November 17, 2011	People’s Republic of China	100%
Focus Investment Holding Limited (“Focus Investment”)	Incorporated on July 10, 2013	Cayman Islands	100%
Sohu Focus Limited (“Sohu Focus”)	Incorporated on July 11, 2013	Cayman Islands	100%
Sohu Focus (HK) Limited (“Focus HK”)	Incorporated on July 26, 2013	Hong Kong	100%

For Sogou’s Business:

Sogou Inc. (“Sogou”)	Incorporated on December 23, 2005	Cayman Islands	33%
Sogou (BVI) Limited (“Sogou BVI”)	Incorporated on December 23, 2005	British Virgin Islands	33%
Beijing Sogou Technology Development Co., Ltd. (“Sogou Technology”)	Incorporated on February 8, 2006	People’s Republic of China	33%
Sogou Hong Kong Limited (“Sogou HK”)	Incorporated on December 12, 2007	Hong Kong	33%
Vast Creation Advertising Media Services Limited (“Vast Creation”)	Acquired on November 30, 2011	Hong Kong	33%
Beijing Sogou Network Technology Co., Ltd (“Sogou Network”)	Incorporated on March 29, 2012	People’s Republic of China	33%
Sogou Technology Hong Kong Limited (“Sogou Technology HK”)	Incorporated on August 25, 2015	Hong Kong	33%
Tianjin Sogou Network Technology Co., Ltd (“Tianjin Sogou Network”)	Incorporated on May 18, 2017	People’s Republic of China	33%
Sogou (Shantou) Internet Microcredit Co., Ltd. (“Sogou Microcredit”)	Incorporated on November 22, 2017	People’s Republic of China	33%

For Changyou’s Business:

Changyou.com Limited (“Changyou”)	Incorporated on August 6, 2007	Cayman Islands	67%
Changyou.com (HK) Limited (“Changyou HK”)	Incorporated on August 13, 2007	Hong Kong	67%
Beijing AmazGame Age Internet Technology Co., Ltd. (“AmazGame”)	Incorporated on September 26, 2007	People’s Republic of China	67%
Beijing Changyou Gamespace Software Technology Co., Ltd. (“Gamespace”)	Incorporated on October 29, 2009	People’s Republic of China	67%
Beijing Yang Fan Jing He Information Consulting Co., Ltd. (“Yang Fan Jing He”)	Incorporated on April 22, 2010	People’s Republic of China	67%
Beijing Changyou Jingmao Film & Culture Communication Co., Ltd. (“Beijing Jingmao”)	Acquired on January 25, 2011	People’s Republic of China	67%
Shanghai Jingmao Culture Communication Co., Ltd. (“Shanghai Jingmao”)	Acquired on January 25, 2011	People’s Republic of China	67%
7Road.com Limited (“7Road”)	Incorporated on June 15, 2011	Cayman Islands	67%
7Road.com HK limited (“7Road HK”)	Incorporated on July 6, 2011	Hong Kong	67%
Changyou.com Webgames (HK) Limited (“Changyou HK Webgames”)	Incorporated on September 21, 2011	Hong Kong	67%
Shenzhen Brilliant Imagination Technologies Co., Ltd. (“Brilliant Imagination”)	Incorporated on April 18, 2014	People’s Republic of China	67%
Beijing Changyou Chuangxiang Software Technology Co., Ltd. (“Changyou Chuangxiang”)	Incorporated on November 8, 2016	People’s Republic of China	67%

VIEs:

For Sohu’s Business:

Beijing Century High-Tech Investment Co., Ltd. (“High Century”)	Incorporated on December 28, 2001	People’s Republic of China	100%
Beijing Heng Da Yi Tong Information Technology Co., Ltd. (“Heng Da Yi Tong”)	Incorporated on February 7, 2002	People’s Republic of China	100%
Beijing Sohu Internet Information Service Co., Ltd. (“Sohu Internet”)	Incorporated on July 31, 2003	People’s Republic of China	100%
Beijing Sohu Donglin Advertising Co., Ltd. (“Donglin”)	Incorporated on May 17, 2010	People’s Republic of China	100%
Tianjin Jinhu Culture Development Co., Ltd (“Tianjin Jinhu”)	Incorporated on November 24, 2011	People’s Republic of China	100%
Beijing Focus Interactive Information Service Co., Ltd. (“Focus Interactive”)	Incorporated on July 15, 2014	People’s Republic of China	100%
Guangzhou Qianjun Network Technology Co., Ltd (“Guangzhou Qianjun”)	Acquired on November 25, 2014	People’s Republic of China	100%

For Sogou’s Business:

Beijing Sogou Information Service Co., Ltd. (“Sogou Information”)	Incorporated on December 28, 2005	People’s Republic of China	33%
Chengdu Easypay Technology Co., Ltd. (“Chengdu Easypay”)	Incorporated on January 19, 2015	People’s Republic of China	33%

For Changyou’s Business:

Beijing Gamease Age Digital Technology Co., Ltd. (“Gamease”)	Incorporated on August 23, 2007	People’s Republic of China	67%
Shanghai ICE Information Technology Co., Ltd. (“Shanghai ICE”)	Acquired on May 28, 2010	People’s Republic of China	67%
Beijing Guanyou Gamespace Digital Technology Co., Ltd. (“Guanyou Gamespace”)	Incorporated on August 5, 2010	People’s Republic of China	67%